Document and Entity Information	Apr. 20, 2018
Prospectus:
Document Type	497
Document Period End Date	Apr. 20, 2018
Registrant Name	LORD ABBETT GLOBAL FUND INC
Entity Central Index Key	0000829901
Amendment Flag	false
Document Creation Date	Apr. 20, 2018
Document Effective Date	Apr. 20, 2018
Prospectus Date	Apr. 01, 2017